Cover	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 31, 2021
Entity File Number	001-5507
Entity Registrant Name	Tellurian Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0842255
Entity Address, Address Line One	1201 Louisiana Street
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	962-4000
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0000061398
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TELL
Security Exchange Name	NYSE
Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	8.25% Senior Notes due 2028
Trading Symbol	TELZ
Security Exchange Name	NYSE